Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Entity [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 2,381	$ 2,145		$ 2,107	$ 4,526	$ 4,205
Interest expense from financial instruments measured at amortized cost	(1,103)	(809)		(860)	(1,912)	(1,719)
Net interest income from financial instruments measured at fair value through profit or loss	356	410		359	766	710
Total net interest income	1,634	1,746		1,607	3,380	3,196
Other net income from financial instruments measured at fair value through profit or loss	1,620	2,225		1,471	3,845	2,785
Fee and commission income	5,235	5,868		6,047	11,103	12,244
Fee and commission expense	(450)	(485)		(484)	(934)	(962)
Net fee and commission income	4,785	5,384		5,563	10,169	11,282
Other income	996	139		350	1,135	535
Total revenues	9,036	9,494		8,991	18,529	17,798
Credit loss expense / (release)	7	18		(80)	25	(108)
Personnel expenses	3,762	4,233		4,072	7,996	8,158
General and administrative expenses	2,364	2,233		2,070	4,597	4,211
Depreciation, amortization and impairment of non-financial assets	451	449		448	900	905
Operating expenses	6,577	6,916		6,589	13,492	13,274
Operating profit / (loss) before tax	2,452	2,559		2,481	5,012	4,632
Tax expense / (benefit)	478	547	$ 563	563	1,026	1,001
Net profit / (loss)	1,974	2,012		1,919	3,986	3,631
Net profit / (loss) attributable to non-controlling interests	10	8		6	18	9
Net profit / (loss) attributable to shareholders	$ 1,964	$ 2,004		$ 1,913	$ 3,968	$ 3,623